Summary of accounting policies - Additional information (Detail) ¥ in Millions	6 Months Ended
	Sep. 30, 2019 JPY (¥)	Apr. 01, 2019 JPY (¥)	Mar. 31, 2019 JPY (¥)
Accounting Policy [Line Items]
Number of business segments	3
Office buildings, land, equipment and facilities	¥ 459,166		¥ 349,365
Other liabilities	¥ 1,016,302		¥ 858,867
Accounting Standards Update 2016-02 [Member]
Accounting Policy [Line Items]
Office buildings, land, equipment and facilities		¥ 169,277
Other liabilities		163,685
Retained earnings		¥ 5,592